Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Stryve Foods, Inc. (f/k/a Andina Acquisition Corp. III) (“Stryve” or the “Company”) is an emerging healthy snacking company which manufactures, markets and sells highly differentiated healthy snacking products. The Company offers convenient snacks that are lower in sugar and carbohydrates and higher in protein than other snacks. The Company is headquartered in Plano, Texas, with manufacturing operations in Madill, Oklahoma.

On July 20, 2021 (the “Closing Date”), the Company completed a business combination (the “Business Combination”) pursuant to that certain Business Combination Agreement (the “BCA”) by and among the Company, Andina Holdings LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Holdings”), B. Luke Weil, in the capacity from and after the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”) as the representative for the shareholders of the Company (other than the Seller), Stryve Foods, LLC, a Texas limited liability company, Stryve Foods Holdings, LLC, a Texas limited liability company (the “Seller”), and R. Alex Hawkins, in the capacity from and after the Closing as the representative for the members of the Seller. Notwithstanding the legal form of the Business Combination, pursuant to the Business Combination Agreement, the Business Combination has been accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”). Under this method of accounting, Stryve Foods, LLC is treated as the acquirer and the Company is treated as the acquired company for financial statement reporting purposes.

In connection with the completion of the Business Combination and as contemplated by the Business Combination Agreement, the Company: (i) issued 4,250,000 shares of Class A common stock to private placement investors for aggregate consideration of $42.5 million; (ii) issued 1,357,372 shares of Class A common stock, satisfied by the offset of $10.9 million of principal and accrued interest under outstanding unsecured promissory notes (the “Bridge Notes”) issued by Stryve Foods, LLC to certain investors in a private placement on the closing date of the Business Combination, and (iii) 11,502,355 newly issued non-voting Class B common units of Holdings (the “Seller Consideration Units”) and voting (but non-economic) Class V common stock of the Company. In addition, the Company’s ordinary shares outstanding prior to the Closing were converted into 3,409,949 shares of Class A common stock of the Company without any action of the holders. The Seller will distribute the Seller Consideration Units to its members in accordance with its limited liability company agreement. On March 25, 2022, the Company finalized the post-closing adjustments under the Business Combination Agreement (the “Post-Closing Adjustment), which resulted in the release of all 115,023 escrowed shares of Class V common stock, an equal number of Holdings Class B common units, and the net payment of approximately $238,000 by the Company to the Seller.

Prior to July 20, 2021, Stryve Foods, LLC was a “pass-through” (limited liability company) entity for income tax purposes and had no material income tax accounting reflected in its financial statements for financial reporting purposes since taxable income and deductions were “passed through” to its members. Following the consummation of the Business Combination, the combined company is organized in an “Up-C” structure and is now a taxable C corporation in which the business of Stryve Foods, LLC and its subsidiaries is held by Holdings, which is a subsidiary of the Company. By virtue of the Up-C structure, the Company’s only direct assets consist of its equity interests in Holdings, an entity of which the Company maintains 100% voting control. As the member of Holdings with voting control, the Company has full, exclusive and complete discretion to manage and control the business of Stryve Foods, LLC and to take all actions it deems necessary, appropriate, advisable, incidental, or convenient to accomplish the purposes of Stryve Foods, LLC and, accordingly, the financial statements are prepared on a consolidated basis. The financial statements of the Company now account for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes. Stryve Foods, LLC has four wholly owned subsidiaries, Biltong Acquisition Company LLC, Braaitime LLC, Protein Brothers, LLC, and Kalahari Snacks, LLC.

The consolidated financial statements are under the name of the Company, the legal parent, but represent Stryve Foods, LLC, the legal subsidiary (accounting acquirer) with an adjustment to retrospectively adjust the legal capital to reflect the legal capital as earnings per share (“EPS”). EPS is calculated using the equity structure of the Company, including the equity interests issued to the Seller in the Business Combination. Prior to the Business Combination, EPS is based on Stryve Foods, LLC’s net income and weighted average common shares outstanding on an as exchanged basis that were received in the Business Combination. Subsequent to the Business Combination, EPS is based on the actual number of common shares on an as exchanged basis of the Company outstanding during that period. For any periods prior to the Closing, basic and diluted net income/loss per share have been retroactively adjusted to reflect the reverse recapitalization of the Company utilizing the number of Seller Consideration Units (adjusted as necessary to reflect the capital activity of Stryve Foods, LLC prior to the Closing) as the weighted average shares outstanding for those periods and the actual shares outstanding for any periods after the Closing, all on an as exchanged basis.

Note 1 - Organization and Description of Business

Stryve Foods, Inc. (f/k/a Andina Acquisition Corp. III) (“Stryve” or the “Company”) is an emerging healthy snacking company which manufactures, markets and sells highly differentiated healthy snacking products. The Company offers convenient snacks that are lower in sugar and carbohydrates and higher in protein than other snacks. The Company is headquartered in Plano, Texas, with manufacturing operations in Madill, Oklahoma.

On July 20, 2021 (the “Closing Date”), the Company completed a business combination (the “Business Combination”) pursuant to that certain Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Andina Holdings LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Holdings”), B. Luke Weil, in the capacity from and after the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”) as the representative for the shareholders of the Company (other than the Seller), Stryve Foods, LLC, a Texas limited liability company, Stryve Foods Holdings, LLC, a Texas limited liability company (the “Seller”), and R. Alex Hawkins, in the capacity from and after the Closing as the representative for the members of the Seller. Notwithstanding the legal form of the Business Combination, pursuant to the Business Combination Agreement, the Business Combination has been accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”). Under this method of accounting, Stryve Foods, LLC is treated as the acquirer and the Company is treated as the acquired company for financial statement reporting purposes.

In connection with the completion of the Business Combination and as contemplated by the Business Combination Agreement, the Company: (i) issued 4,250,000 shares of Class A common stock to private placement investors for aggregate consideration of $42.5 million; (ii) the Company issued 1,357,372 shares of Class A common stock, satisfied by the offset of $10.9 million of principal and accrued interest under outstanding unsecured promissory notes (the “Bridge Notes”) issued by Stryve Foods, LLC to certain investors in a private placement on the closing date of the Business Combination, and (iii) 11,502,355 newly issued non-voting Class B common units of Holdings (the “Seller Consideration Units”) and voting (but non-economic) Class V common stock of the Company (subject to a post-Closing working capital true-up). In addition, the Company’s ordinary shares outstanding prior to the Closing were converted into 3,409,949 shares of Class A common stock of the Company without any action of the holders. The Seller will distribute the Seller Consideration Units to its members in accordance with its limited liability company agreement.

Prior to July 20, 2021, Stryve Foods, LLC was a “pass-through” (limited liability company) entity for income tax purposes and had no material income tax accounting reflected in its financial statements for financial reporting purposes since taxable income and deductions were “passed through” to its members. Following the consummation of the Business Combination, the combined company is organized in an “Up-C” structure and is now a taxable C corporation in which the business of Stryve Foods, LLC and its subsidiaries is held by Holdings, which is a subsidiary of the Company. By virtue of the Up-C structure, the Company’s only direct assets consist of its equity interests in Holdings, an entity of which the Company maintains 100% voting control. As the member of Holdings with voting control, the Company has full, exclusive and complete discretion to manage and control the business of Stryve Foods, LLC and to take all actions it deems necessary, appropriate, advisable, incidental, or convenient to accomplish the purposes of Stryve Foods, LLC and, accordingly, the financial statements are prepared on a consolidated basis. The financial statements of the Company now account for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes. Stryve Foods, LLC has four wholly owned subsidiaries, Biltong Acquisition Company LLC, Braaitime LLC, Protein Brothers, LLC, and Kalahari Snacks, LLC.

The consolidated financial statements are under the name of the Company, the legal parent, but represent Stryve Foods, LLC, the legal subsidiary (accounting acquirer) with an adjustment to retrospectively adjust the legal capital to reflect the legal capital as earnings per share (“EPS”). EPS is calculated using the equity structure of the Company, including the equity interests issued to the Seller in the Business Combination. Prior to the Business Combination, EPS is based on Stryve Foods, LLC’s net income and weighted average common shares outstanding on an as exchanged basis that were received in the Business Combination. Subsequent to the Business Combination, EPS is based on the actual number of common shares on an as exchanged basis of the Company outstanding during that period. For any periods prior to the Closing, basic and diluted net income/loss per share have been retroactively adjusted to reflect the reverse recapitalization of the Company utilizing the number of Seller Consideration Units (adjusted as necessary to reflect the capital activity of Stryve Foods, LLC prior to the Closing) as the weighted average shares outstanding for those periods and the actual shares outstanding for any periods after the Closing, all on an as exchanged basis.